Distribution Date:	08/17/26	Benchmark 2026-V21 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2026-V21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	7		Attention: Mike Jenkins		KeyBank_Notices@KeyBank.com
Bond / Collateral Reconciliation - Balances	8		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	14-15		Attention: Brian Sedwitz		bsedwitz@torchlightinvestors.com
			90 Park Avenue, 20th floor | New York, NY 10016 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	18
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Detail	19				trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	21
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Operating Advisor	BellOak, LLC
Historical Liquidated Loan Detail	25		Attention: Reporting – BMARK 2026-V21		reporting@belloakadvisors.com
			1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08164HAY3	4.227810%	4,368,000.00	4,178,106.41	43,673.34	14,720.20	0.00	0.00	58,393.54	4,134,433.07	30.01%	30.00%
A-2	08164HAZ0	4.647730%	130,000,000.00	130,000,000.00	0.00	503,504.08	0.00	0.00	503,504.08	130,000,000.00	30.01%	30.00%
A-3	08164HBA4	5.126870%	662,617,000.00	662,617,000.00	0.00	2,830,959.35	0.00	0.00	2,830,959.35	662,617,000.00	30.01%	30.00%
A-S	08164HBB2	5.505890%	109,586,000.00	109,586,000.00	0.00	502,807.05	0.00	0.00	502,807.05	109,586,000.00	20.38%	20.38%
B	08164HBC0	5.807680%	59,773,000.00	59,773,000.00	0.00	289,285.38	0.00	0.00	289,285.38	59,773,000.00	15.13%	15.13%
C	08164HBD8	6.005970%	44,119,000.00	44,119,000.00	0.00	220,814.49	0.00	0.00	220,814.49	44,119,000.00	11.25%	11.25%
D	08164HAL1	4.500000%	37,003,000.00	37,003,000.00	0.00	138,761.25	0.00	0.00	138,761.25	37,003,000.00	8.00%	8.00%
F	08164HAN7	4.247866%	21,348,000.00	21,348,000.00	0.00	75,569.53	0.00	0.00	75,569.53	21,348,000.00	6.13%	6.13%
G	08164HAQ0	4.247866%	14,232,000.00	14,232,000.00	0.00	50,379.69	0.00	0.00	50,379.69	14,232,000.00	4.88%	4.88%
J	08164HAS6	4.247866%	15,655,000.00	15,655,000.00	0.00	55,416.95	0.00	0.00	55,416.95	15,655,000.00	3.50%	3.50%
K*	08164HAU1	4.247866%	39,849,797.00	39,849,797.00	0.00	141,063.82	0.00	0.00	141,063.82	39,849,797.00	0.00%	0.00%
RR-C	08164HBG1	6.747866%	20,874,267.00	20,870,785.48	800.71	117,361.05	0.00	0.00	118,161.76	20,869,984.77	0.00%	0.00%
RR-I	N/A	6.747866%	39,049,460.00	39,042,947.13	1,497.89	219,547.14	0.00	0.00	221,045.03	39,041,449.24	0.00%	0.00%
S	08164GAY5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08164HAW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,198,474,524.00	1,198,274,636.02	45,971.94	5,160,189.98	0.00	0.00	5,206,161.92	1,198,228,664.08

X-A	08164HBE6	1.648037%	906,571,000.00	906,381,106.41	0.00	1,244,790.97	0.00	0.00	1,244,790.97	906,337,433.07
X-B	08164HBF3	0.855979%	103,892,000.00	103,892,000.00	0.00	74,107.85	0.00	0.00	74,107.85	103,892,000.00
X-D	08164HAA5	2.247866%	37,003,000.00	37,003,000.00	0.00	69,314.81	0.00	0.00	69,314.81	37,003,000.00
X-F	08164HAC1	2.500000%	21,348,000.00	21,348,000.00	0.00	44,475.00	0.00	0.00	44,475.00	21,348,000.00
X-G	08164HAE7	2.500000%	14,232,000.00	14,232,000.00	0.00	29,650.00	0.00	0.00	29,650.00	14,232,000.00
X-J	08164HAG2	2.500000%	15,655,000.00	15,655,000.00	0.00	32,614.58	0.00	0.00	32,614.58	15,655,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-K	08164HAJ6	2.500000%	39,849,797.00	39,849,797.00	0.00	83,020.41	0.00	0.00	83,020.41	39,849,797.00
Notional SubTotal			1,138,550,797.00	1,138,360,903.41	0.00	1,577,973.62	0.00	0.00	1,577,973.62	1,138,317,230.07

Deal Distribution Total					45,971.94	6,738,163.60	0.00	0.00	6,784,135.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08164HAY3	956.52619277	9.99847527	3.37000916	0.00000000	0.00000000	0.00000000	0.00000000	13.36848443	946.52771749
A-2	08164HAZ0	1,000.00000000	0.00000000	3.87310831	0.00000000	0.00000000	0.00000000	0.00000000	3.87310831	1,000.00000000
A-3	08164HBA4	1,000.00000000	0.00000000	4.27239167	0.00000000	0.00000000	0.00000000	0.00000000	4.27239167	1,000.00000000
A-S	08164HBB2	1,000.00000000	0.00000000	4.58824165	0.00000000	0.00000000	0.00000000	0.00000000	4.58824165	1,000.00000000
B	08164HBC0	1,000.00000000	0.00000000	4.83973332	0.00000000	0.00000000	0.00000000	0.00000000	4.83973332	1,000.00000000
C	08164HBD8	1,000.00000000	0.00000000	5.00497495	0.00000000	0.00000000	0.00000000	0.00000000	5.00497495	1,000.00000000
D	08164HAL1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	08164HAN7	1,000.00000000	0.00000000	3.53988805	0.00000000	0.00000000	0.00000000	0.00000000	3.53988805	1,000.00000000
G	08164HAQ0	1,000.00000000	0.00000000	3.53988828	0.00000000	0.00000000	0.00000000	0.00000000	3.53988828	1,000.00000000
J	08164HAS6	1,000.00000000	0.00000000	3.53988821	0.00000000	0.00000000	0.00000000	0.00000000	3.53988821	1,000.00000000
K	08164HAU1	1,000.00000000	0.00000000	3.53988805	0.00000000	0.00000000	0.00000000	0.00000000	3.53988805	1,000.00000000
RR-C	08164HBG1	999.83321474	0.03835871	5.62228365	0.00000000	0.00000000	0.00000000	0.00000000	5.66064236	999.79485603
RR-I	N/A	999.83321485	0.03835879	5.62228364	0.00000000	0.00000000	0.00000000	0.00000000	5.66064243	999.79485606
S	08164GAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08164HAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08164HBE6	999.79053644	0.00000000	1.37307610	0.00000000	0.00000000	0.00000000	0.00000000	1.37307610	999.74236223
X-B	08164HBF3	1,000.00000000	0.00000000	0.71331623	0.00000000	0.00000000	0.00000000	0.00000000	0.71331623	1,000.00000000
X-D	08164HAA5	1,000.00000000	0.00000000	1.87322136	0.00000000	0.00000000	0.00000000	0.00000000	1.87322136	1,000.00000000
X-F	08164HAC1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
X-G	08164HAE7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
X-J	08164HAG2	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
X-K	08164HAJ6	1,000.00000000	0.00000000	2.08333332	0.00000000	0.00000000	0.00000000	0.00000000	2.08333332	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	14,720.20	0.00	14,720.20	0.00	0.00	0.00	14,720.20	0.00
A-2	07/01/26 - 07/30/26	30	0.00	503,504.08	0.00	503,504.08	0.00	0.00	0.00	503,504.08	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,830,959.35	0.00	2,830,959.35	0.00	0.00	0.00	2,830,959.35	0.00
X-A	07/01/26 - 07/30/26	30	0.00	1,244,790.97	0.00	1,244,790.97	0.00	0.00	0.00	1,244,790.97	0.00
X-B	07/01/26 - 07/30/26	30	0.00	74,107.85	0.00	74,107.85	0.00	0.00	0.00	74,107.85	0.00
X-D	07/01/26 - 07/30/26	30	0.00	69,314.81	0.00	69,314.81	0.00	0.00	0.00	69,314.81	0.00
X-F	07/01/26 - 07/30/26	30	0.00	44,475.00	0.00	44,475.00	0.00	0.00	0.00	44,475.00	0.00
X-G	07/01/26 - 07/30/26	30	0.00	29,650.00	0.00	29,650.00	0.00	0.00	0.00	29,650.00	0.00
X-J	07/01/26 - 07/30/26	30	0.00	32,614.58	0.00	32,614.58	0.00	0.00	0.00	32,614.58	0.00
X-K	07/01/26 - 07/30/26	30	0.00	83,020.41	0.00	83,020.41	0.00	0.00	0.00	83,020.41	0.00
A-S	07/01/26 - 07/30/26	30	0.00	502,807.05	0.00	502,807.05	0.00	0.00	0.00	502,807.05	0.00
B	07/01/26 - 07/30/26	30	0.00	289,285.38	0.00	289,285.38	0.00	0.00	0.00	289,285.38	0.00
C	07/01/26 - 07/30/26	30	0.00	220,814.49	0.00	220,814.49	0.00	0.00	0.00	220,814.49	0.00
D	07/01/26 - 07/30/26	30	0.00	138,761.25	0.00	138,761.25	0.00	0.00	0.00	138,761.25	0.00
F	07/01/26 - 07/30/26	30	0.00	75,569.53	0.00	75,569.53	0.00	0.00	0.00	75,569.53	0.00
G	07/01/26 - 07/30/26	30	0.00	50,379.69	0.00	50,379.69	0.00	0.00	0.00	50,379.69	0.00
J	07/01/26 - 07/30/26	30	0.00	55,416.95	0.00	55,416.95	0.00	0.00	0.00	55,416.95	0.00
K	07/01/26 - 07/30/26	30	0.00	141,063.82	0.00	141,063.82	0.00	0.00	0.00	141,063.82	0.00
RR-C	07/01/26 - 07/30/26	30	0.00	117,361.05	0.00	117,361.05	0.00	0.00	0.00	117,361.05	0.00
RR-I	07/01/26 - 07/30/26	30	0.00	219,547.14	0.00	219,547.14	0.00	0.00	0.00	219,547.14	0.00
Totals			0.00	6,738,163.60	0.00	6,738,163.60	0.00	0.00	0.00	6,738,163.60	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	6,784,135.54
Non-VRR Available Funds	6,444,928.76
VRR Available Funds	339,206.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,750,856.21	Master Servicing Fee	2,673.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,120.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	515.92
ARD Interest	0.00	Operating Advisor Fee	1,382.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,750,856.21	Total Fees	12,692.63

Principal		Expenses/Reimbursements
Scheduled Principal	45,971.94	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	45,971.94	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	6,738,163.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	45,971.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,784,135.54
Total Funds Collected	6,796,828.15	Total Funds Distributed	6,796,828.17

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,198,274,636.01	1,198,274,636.01	Beginning Certificate Balance	1,198,274,636.02
(-) Scheduled Principal Collections	45,971.94	45,971.94	(-) Principal Distributions	45,971.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,198,228,664.07	1,198,228,664.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,198,274,636.01	1,198,274,636.01	Ending Certificate Balance	1,198,228,664.08
Ending Actual Collateral Balance	1,198,228,664.07	1,198,228,664.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	11	70,135,000.00	5.85%	54	6.3468	1.863203	1.49 or less	20	475,288,538.73	39.67%	55	6.5770	1.329383
10,000,000 to 19,999,999	12	173,571,038.73	14.49%	54	6.2295	1.709640	1.50 to 1.99	19	509,440,125.34	42.52%	55	6.6731	1.732664
20,000,000 to 29,999,999	11	271,737,800.00	22.68%	54	6.2971	1.822628	2.00 to 2.49	5	118,500,000.00	9.89%	54	6.2142	2.231718
30,000,000 to 39,999,999	7	232,844,825.34	19.43%	54	6.4884	2.300105	2.50 or greater	5	95,000,000.00	7.93%	52	6.0788	4.460000
40,000,000 to 49,999,999	2	85,000,000.00	7.09%	55	6.7638	1.613689	Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
50,000,000 or greater	6	364,940,000.00	30.46%	55	6.8947	1.663998
Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	2,210,000.00	0.18%	54	6.4610	1.536264
							Industrial	7	96,842,361.99	8.08%	54	6.2923	1.606225
California	8	157,790,803.31	13.17%	54	6.2645	1.917546
							Lodging	14	233,000,000.00	19.45%	54	6.5908	2.944721
Delaware	1	41,000,000.00	3.42%	55	6.8000	1.823176
							Mixed Use	6	307,943,548.37	25.70%	55	6.7773	1.582872
Florida	7	107,617,951.51	8.98%	54	6.7857	1.638498
							Mobile Home Park	5	17,759,990.37	1.48%	54	6.1103	1.435944
Georgia	8	44,622,931.25	3.72%	55	6.8198	1.909562
							Multi-Family	11	192,210,000.00	16.04%	54	6.5668	1.371151
Indiana	4	70,706,443.40	5.90%	54	6.4814	1.557017
							Office	14	245,695,840.43	20.50%	55	6.6348	1.815151
Louisiana	1	61,000,000.00	5.09%	55	6.6100	1.894808
							Other	6	50,000,000.00	4.17%	54	5.4360	1.100000
Michigan	2	4,615,000.00	0.39%	55	6.2510	1.773186
							Retail	3	42,514,922.92	3.55%	55	6.2229	1.500965
Missouri	2	79,633,750.00	6.65%	55	7.0032	1.440402
							Self Storage	2	12,262,000.00	1.02%	55	5.7180	1.610000
Nevada	1	95,000,000.00	7.93%	52	6.0788	4.460000
							Totals	68	1,198,228,664.07	100.00%	54	6.5425	1.838286
New Jersey	3	19,307,187.50	1.61%	54	5.7979	1.204485

New Mexico	1	7,640,000.00	0.64%	55	6.3760	1.448952

New York	10	170,478,625.96	14.23%	54	6.5189	1.561884

North Carolina	1	5,080,215.23	0.42%	55	6.6500	1.936976

Ohio	4	78,308,952.63	6.54%	54	6.4178	1.513265

Pennsylvania	3	109,913,639.00	9.17%	55	6.7377	1.359576

Texas	6	99,645,559.99	8.32%	55	6.6124	1.408854

Virginia	2	5,015,600.11	0.42%	54	6.1778	1.851299

Washington	1	2,982,581.26	0.25%	53	5.8400	1.790000

Washington, DC	1	32,000,000.00	2.67%	55	6.8800	1.507323

West Virginia	1	3,659,422.92	0.31%	53	5.8400	1.790000

Totals	68	1,198,228,664.07	100.00%	54	6.5425	1.838286

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	8	152,634,790.37	12.74%	54	5.5418	1.676669	12 months or less	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
	6.0000% to 6.4999%	20	342,205,500.00	28.56%	54	6.2620	2.376732	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.9999%	14	439,444,825.34	36.67%	55	6.7165	1.585583	Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
	7.0000% or greater	7	263,943,548.36	22.03%	55	7.1951	1.654376
	Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	49	1,198,228,664.07	100.00%	54	6.5425	1.838286	Interest Only	41	969,565,300.00	80.92%	54	6.5376	1.873337
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	6	198,719,815.71	16.58%	54	6.4883	1.748340
	Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286	360 months or more	2	29,943,548.36	2.50%	53	7.0600	1.300272
								Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		49	1,198,228,664.07	100.00%	54	6.5425	1.838286			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,198,228,664.07	100.00%	54	6.5425	1.838286
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-10	10267885	LO	Las Vegas	NV	Actual/360	6.079%	157,035.90	0.00	0.00	N/A	12/09/30	--	30,000,000.00	30,000,000.00	08/09/26
1-A-17	10267886				Actual/360	6.079%	130,863.25	0.00	0.00	N/A	12/09/30	--	25,000,000.00	25,000,000.00	08/09/26
1-A-18-2	10267887				Actual/360	6.079%	39,258.98	0.00	0.00	N/A	12/09/30	--	7,500,000.00	7,500,000.00	08/09/26
1-A-20-2-2	10267888				Actual/360	6.079%	13,086.33	0.00	0.00	N/A	12/09/30	--	2,500,000.00	2,500,000.00	08/09/26
1-A-21	10267889				Actual/360	6.079%	157,035.90	0.00	0.00	N/A	12/09/30	--	30,000,000.00	30,000,000.00	08/09/26
2-A-1	10267890	MU	Collegeville	PA	Actual/360	6.781%	350,351.67	0.00	0.00	N/A	03/06/31	--	60,000,000.00	60,000,000.00	08/06/26
2-A-2	10267891				Actual/360	6.781%	175,175.83	0.00	0.00	N/A	03/06/31	--	30,000,000.00	30,000,000.00	08/06/26
3-A-1	10267895	MU	St. Louis	MO	Actual/360	7.100%	458,541.67	0.00	0.00	N/A	03/06/31	--	75,000,000.00	75,000,000.00	08/06/26
4	10267897	OF	New Orleans	LA	Actual/360	6.610%	347,208.61	0.00	0.00	N/A	03/06/31	--	61,000,000.00	61,000,000.00	08/06/26
5-A-1	10267898	LO	Various	Various	Actual/360	7.372%	380,886.67	0.00	0.00	N/A	03/06/31	--	60,000,000.00	60,000,000.00	08/06/26
6	10267900	IN	New Albany	OH	Actual/360	6.345%	316,569.68	0.00	0.00	02/06/31	02/06/33	--	57,940,000.00	57,940,000.00	08/06/26
7-A-1	10267901	MU	Buffalo	NY	Actual/360	7.130%	313,125.83	0.00	0.00	N/A	03/06/31	--	51,000,000.00	51,000,000.00	08/06/26
8-A-1-2	10267904	98	Various	NY	Actual/360	5.436%	131,068.00	0.00	0.00	N/A	02/06/31	--	28,000,000.00	28,000,000.00	08/06/26
8-A-1-3	10267905	98	Various	Various	Actual/360	5.436%	102,982.00	0.00	0.00	N/A	02/06/31	--	22,000,000.00	22,000,000.00	08/06/26
9	10267906	MF	Dallas	TX	Actual/360	6.730%	254,992.22	0.00	0.00	N/A	03/06/31	--	44,000,000.00	44,000,000.00	07/06/26
10	10267907	OF	Wilmington	DE	Actual/360	6.800%	240,077.78	0.00	0.00	N/A	03/06/31	--	41,000,000.00	41,000,000.00	08/06/26
11	10267908	OF	Various	Various	Actual/360	6.650%	228,329.92	28,456.03	0.00	N/A	03/06/31	--	39,873,281.37	39,844,825.34	08/06/26
12	10267909	MF	Indianapolis	IN	Actual/360	6.330%	204,406.25	0.00	0.00	N/A	02/06/31	--	37,500,000.00	37,500,000.00	08/06/26
13-A-1	10267910	OF	Plantation	FL	Actual/360	6.571%	189,555.10	0.00	0.00	N/A	02/06/31	--	33,500,000.00	33,500,000.00	08/06/26
14	10267912	MU	Washington	DC	Actual/360	6.880%	189,582.22	0.00	0.00	N/A	03/06/31	--	32,000,000.00	32,000,000.00	08/06/26
15-A-6-1	10267913	MU	San Diego	CA	Actual/360	4.968%	64,174.45	0.00	0.00	01/09/31	01/09/36	--	15,000,000.00	15,000,000.00	08/09/26
15-A-7	10267914				Actual/360	4.968%	64,174.45	0.00	0.00	01/09/31	01/09/36	--	15,000,000.00	15,000,000.00	08/09/26
16-A-4	10267915	MU	New York	NY	Actual/360	7.060%	91,044.58	4,032.26	0.00	N/A	01/09/31	--	14,975,806.44	14,971,774.18	08/09/26
16-A-5	10267916				Actual/360	7.060%	91,044.58	4,032.26	0.00	N/A	01/09/31	--	14,975,806.44	14,971,774.18	08/09/26
17	10267917	RT	Brooklyn	NY	Actual/360	6.220%	152,649.17	0.00	0.00	N/A	03/06/31	--	28,500,000.00	28,500,000.00	08/06/26
18	10267918	LO	Walnut Creek	CA	Actual/360	7.416%	166,036.00	0.00	0.00	N/A	03/06/31	--	26,000,000.00	26,000,000.00	08/06/26
19-A-2	10267919	OF	Los Angeles	CA	Actual/360	6.950%	149,615.90	0.00	0.00	N/A	03/06/31	--	25,000,000.00	25,000,000.00	08/06/26
20-A-2	10267920	LO	Monterey	CA	Actual/360	5.872%	126,411.11	0.00	0.00	N/A	02/06/31	--	25,000,000.00	25,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	10267921	MF	Dallas	TX	Actual/360	6.550%	141,006.94	0.00	0.00	N/A	03/06/31	--	25,000,000.00	25,000,000.00	07/06/26
22-A-4	10267922	Various Various		Various	Actual/360	5.840%	122,894.98	0.00	0.00	N/A	01/06/31	--	24,437,800.00	24,437,800.00	08/06/26
23	10267923	MF	Tampa	FL	Actual/360	7.110%	134,695.00	0.00	0.00	N/A	02/06/31	--	22,000,000.00	22,000,000.00	09/06/26
24	10267924	OF	Irvine	CA	Actual/360	6.435%	115,265.16	0.00	0.00	N/A	01/06/31	--	20,800,000.00	20,800,000.00	08/06/26
25	10267925	OF	San Jose	CA	Actual/360	6.444%	110,841.28	0.00	0.00	N/A	02/06/31	--	19,975,000.00	19,975,000.00	08/06/26
26	10267926	MF	Pasadena	TX	Actual/360	6.452%	97,228.06	0.00	0.00	N/A	02/06/31	--	17,500,000.00	17,500,000.00	08/06/26
27	10267927	IN	New Castle	IN	Actual/360	6.508%	87,424.13	0.00	0.00	N/A	02/06/31	--	15,600,000.00	15,600,000.00	08/06/26
28	10267928	LO	Pittsburgh	PA	Actual/360	6.850%	85,529.86	0.00	0.00	N/A	03/06/31	--	14,500,000.00	14,500,000.00	08/06/26
29	10267929	LO	Albany	GA	Actual/360	6.152%	66,219.44	0.00	0.00	N/A	03/06/31	--	12,500,000.00	12,500,000.00	08/06/26
30	10267930	SS	Various	Various	Actual/360	5.718%	60,376.04	0.00	0.00	N/A	03/06/31	--	12,262,000.00	12,262,000.00	08/06/26
31	10267931	MH	Various	OH	Actual/360	5.980%	56,357.79	9,451.39	0.00	N/A	02/06/31	--	10,944,441.76	10,934,990.37	08/06/26
32	10267932	RT	Greenwood	IN	Actual/360	6.366%	56,767.13	0.00	0.00	N/A	03/06/31	--	10,355,500.00	10,355,500.00	08/06/26
33	10267933	MF	Yonkers	NY	Actual/360	6.590%	51,072.50	0.00	0.00	N/A	02/06/31	--	9,000,000.00	9,000,000.00	08/06/26
34	10267934	MF	Yonkers	NY	Actual/360	6.690%	51,847.50	0.00	0.00	N/A	02/06/31	--	9,000,000.00	9,000,000.00	08/06/26
35	10267935	MF	Orlando	FL	Actual/360	6.010%	43,472.33	0.00	0.00	N/A	03/06/31	--	8,400,000.00	8,400,000.00	08/06/26
36	10267936	MF	Las Cruces	NM	Actual/360	6.376%	41,947.00	0.00	0.00	N/A	03/06/31	--	7,640,000.00	7,640,000.00	08/06/26
37	10267937	IN	Paterson	NJ	Actual/360	6.420%	39,251.17	0.00	0.00	N/A	02/06/31	--	7,100,000.00	7,100,000.00	08/06/26
38	10267938	MF	Killeen	TX	Actual/360	6.460%	38,216.28	0.00	0.00	N/A	03/06/31	--	6,870,000.00	6,870,000.00	08/06/26
39	10267939	MF	Brooklyn	NY	Actual/360	6.140%	28,022.28	0.00	0.00	N/A	02/06/31	--	5,300,000.00	5,300,000.00	08/06/26
40	10267940	MH	Various	MI	Actual/360	6.251%	24,841.65	0.00	0.00	N/A	03/06/31	--	4,615,000.00	4,615,000.00	08/06/26
41	10267941	MH	Sierra Vista	AZ	Actual/360	6.461%	12,295.64	0.00	0.00	N/A	02/06/31	--	2,210,000.00	2,210,000.00	08/06/26
Totals							6,750,856.21	45,971.94	0.00				1,198,274,636.01	1,198,228,664.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-18-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-20-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-1-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	254,897.50	254,897.50	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-6-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19-A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20-A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	0.00	--	--	--	0.00	0.00	140,953.12	140,953.12	0.00	0.00
22-A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	395,850.62	395,850.62	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542492%	6.530191%	54
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542493%	6.530193%	55
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542495%	6.530194%	56
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542497%	6.530196%	57
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542498%	6.530197%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	10267906	07/06/26	0	B	254,897.50	254,897.50	0.00		44,000,000.00
21	10267921	07/06/26	0	B	140,953.12	140,953.12	0.00		25,000,000.00
Totals					395,850.62	395,850.62	0.00		69,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,110,288,664	1,110,288,664	0		0
> 60 Months		87,940,000	87,940,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,198,228,664	1,198,228,664	0	0	0	0
Jul-26	1,198,274,636	1,198,274,636	0	0	0	0
Jun-26	1,198,329,538	1,198,329,538	0	0	0	0
May-26	1,198,375,039	1,198,375,039	0	0	0	0
Apr-26	1,198,429,488	1,198,429,488	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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